REVENUE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE FROM CONTACT WITH CUSTOMERS

	Three months ended June 30,
	2025	2024
Recognized at a point in time (1)	$300,000	$-
Recognized over the duration of contracts (2)	-	-
Total	$300,000	$-

(1)	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.
(2)	Includes revenue from Software as a Service (“SaaS”).

	Year ended
	March 31,
	2025	2024
Recognized at a point in time (1)	$155,000	$218,600
Recognized over the duration of contracts (2)	-	1,748,131
Total	$155,000	$1,966,731

(1)	Includes revenues from completed Proof of Concept contracts (“POCs”) and software implementation services.

(2)	Includes revenue from Software as a Service (“SaaS”).